Commitments And Contingent Liabilities (Future Minimum Lease Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
2012	$ 15,800
2013	13,172
2014	12,059
2015	10,449
2016	10,201
2017 and thereafter	50,264
Operating leases, Future minimum payments, Total	$ 111,945